UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Institutional Reserves
Funds

SEMIANNUAL REPORT June 30, 2015

Contents

The Funds
A Letter from the President	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Information About the Renewal of
the Funds’ Management Agreement	26

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Reserves Funds, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S.Treasury securities fared well during the first quarter of 2015 when long-term interest rates fell amid robust demand from global investors, but those gains were erased over the second quarter amid heightened market volatility stemming from renewed domestic economic concerns and expectations of higher short-term interest rates over the months ahead.Yet, yields of money market instruments remained steady, anchored near zero percent by an unchanged target for overnight interest rates.Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We expect economic uncertainty to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks. Nonetheless, we expect short-term interest rates to remain near current levels at least until later in 2015, and any eventual rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF

FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, the three Dreyfus Institutional Reserves funds listed below produced the following annualized yields and annualized effective yields:1

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.07	0.07
Hamilton Shares	0.02	0.02
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00

Money market yields remained anchored near zero percent during a choppy economic recovery over the first half of 2015 as the Federal Reserve Board (the “Fed”) left its target for the federal funds rate unchanged in a range between 0% and 0.25%.

U.S. Economic Recovery Back on Track after Soft Patch

The reporting period began in the midst of a sustained domestic economic recovery. January 2015 saw 201,000 new jobs and a jump in compensation for hourly workers by its largest margin since the recession. The unemployment rate dipped to 5.5% in February, and 266,000 jobs were created across a variety of industries. Wages and personal incomes also moved higher, while energy prices began to rebound from depressed levels. On a more negative note, exports and orders for durable goods weakened in February, and retail sales proved disappointing.

March saw less encouraging data when job creation moderated to 119,000 positions, the unemployment rate was unchanged, and an appreciating U.S. dollar drove the U.S. trade deficit to a six-and-a-half year high. In contrast, average hourly wages rose 0.3% during the month, helping to push the personal savings rate to its highest level in more than two years. For the first quarter overall, the U.S. economy contracted modestly, posting an annualized GDP growth rate of –0.2%.

The economy began to rebound in April. The unemployment rate slid to 5.4%, and 187,000 new jobs were created, lending credence to the Fed’s comments that the winter soft patch would be transitory. Average hourly earnings advanced modestly during the month, and the manufacturing and service sectors continued to expand.The housing market also showed renewed signs of life when housing starts surged and permit issuance for new construction climbed above year-ago levels. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed to seasonal factors and the impact of lower commodity prices on mining output.

The rebound gained momentum in May, as employers added an estimated 254,000 jobs and hourly wages in the private sector rose 0.3%. The unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly during the month, and retail sales posted robust gains. Fuel prices continued to rebound, sending the inflation rate higher, but energy prices remained well below year-ago levels.

Investor sentiment in the financial markets deteriorated in June in the midst of uncertainty regarding debt relief for Greece, but the U.S. economy continued to gain traction. 223,000 new jobs were added during the month, while the unemployment rate fell to a multi-year low of 5.3% partly due to people leaving the workforce. Average hourly wages remained flat compared to the previous month. Meanwhile, manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income. Industrial production also increased, mainly due to a rebound in mining output as commodity prices stabilized.

Rates May Begin Rising Gradually Later This Year

At its June meeting, the Fed reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Therefore, while many analysts expect the first in a series of rate hikes later this year, those increases are likely to be gradual.

In light of these expectations — and until it becomes clearer that higher short-term rates are imminent —we currently intend to maintain the funds’ weighted average maturities in a range we consider to be in line with industry averages.As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

July 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields
fluctuate.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .69	$ .94	$ 1.04	$ 1.04	$ 1.04
Ending value (after expenses)	$ 1,000.30	$ 1,000.10	$ 1,000.00	$ 1,000.00	$ 1,000.00
Annualized expense ratio (%)	.14	.19	.21	.21	.21
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .40	$ .40	$ .40	$ .35	$ .40
Ending value (after expenses)	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Annualized expense ratio (%)	.08	.08	.08	.07	.08
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .15	$ .15	—	$ .15	—
Ending value (after expenses)	$ 1,000.00	$ 1,000.00	—	$ 1,000.00	—
Annualized expense ratio (%)	.03	.03	—	.03	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .70	$ .95	$ 1.05	$ 1.05	$ 1.05
Ending value (after expenses)	$ 1,024.10	$ 1,023.85	$ 1,023.75	$ 1,023.75	$ 1,023.75
Annualized expense ratio (%)	.14	.19	.21	.21	.21
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .40	$ .40	$ .40	$ .35	$ .40
Ending value (after expenses)	$ 1,024.40	$ 1,024.40	$ 1,024.40	$ 1,024.45	$ 1,024.40
Annualized expense ratio (%)	.08	.08	.08	.07	.08
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .15	$ .15	—	$ .15	—
Ending value (after expenses)	$ 1,024.65	$ 1,024.65	—	$ 1,024.65	—
Annualized expense ratio (%)	.03	.03	—	.03	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Funds 7

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—28.9%
Bank of Montreal (Yankee)
0.29%, 10/14/15	50,000,000		50,000,000
Credit Suisse New York (Yankee)
0.28%, 10/1/15	100,000,000		100,000,000
DZ Bank AG (Yankee)
0.32%, 10/5/15	50,000,000		50,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.25%, 9/10/15	50,000,000	[a]	50,000,000
Mizuho Bank Ltd/NY (Yankee)
0.26%, 8/13/15	100,000,000		100,000,000
Norinchukin Bank/NY (Yankee)
0.26%, 9/16/15—9/18/15	100,000,000		100,000,000
Rabobank Nederland/NY (Yankee)
0.30%, 10/23/15	50,000,000		50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 7/6/15	25,000,000	[a]	25,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.26%, 9/11/15	100,000,000	[a]	100,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 7/6/15	25,000,000	[b]	25,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/26/15	25,000,000		25,000,000
Wells Fargo Bank, NA
0.32%—0.33%, 7/1/15—7/8/15	75,000,000	[b]	75,000,000
Total Negotiable Bank Certificates of Deposit
(cost $750,000,000)			750,000,000

Commercial Paper—32.7%
Bank of Nova Scotia
0.33%—0.34%, 7/1/15—9/24/15	100,000,000	[a,b]	100,000,000
Caisse des Depots et Consignations
0.19%, 7/17/15	50,000,000		49,995,778
Coca Cola Company
0.22%, 7/15/15	10,000,000	[a]	9,999,145
Commonwealth Bank of Australia
0.30%, 8/20/15	95,000,000	[a,b]	95,000,000
DBS Bank Ltd./Singapore
0.24%, 7/6/15	50,000,000	[a]	49,998,333
Erste Abwicklungsanstalt
0.26%—0.27%, 7/16/15—8/3/15	100,000,000	[a]	99,982,208

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
National Australia Funding (DEL), Inc.
0.29%, 8/26/15	100,000,000	[a,b]	100,000,000
Prudential Funding LLC
0.08%, 7/1/15	80,000,000		80,000,000
Sumitomo Mitsui Banking Corp.
0.25%, 9/4/15	75,000,000	[a]	74,966,146
Toyota Motor Credit Corp.
0.28%, 8/19/15	88,000,000		87,966,462
Westpac Banking Corp.
0.27%, 7/1/15	100,000,000	[a,b]	100,000,000
Total Commercial Paper
(cost $847,908,072)			847,908,072

Asset-Backed Commercial Paper—5.8%
Bedford Row Funding
0.26%, 7/6/15	50,000,000	[a]	49,998,194
Collateralized Commercial Paper II Co., LLC
0.30%, 10/30/15	100,000,000	[a]	99,899,167
Total Asset-Backed
Commercial Paper
(cost $149,897,361)			149,897,361

Time Deposits—22.0%
Credit Agricole (Grand Cayman)
0.06%, 7/1/15	100,000,000		100,000,000
Lloyds Bank (London)
0.06%, 7/1/15	100,000,000		100,000,000
Royal Bank of Canada (Toronto)
0.05%, 7/1/15	70,000,000		70,000,000
Skandinaviska Enskilda
Banken NY (Grand Cayman)
0.04%, 7/1/15	100,000,000		100,000,000
Standard Chartered Bank
0.05%, 7/1/15	100,000,000		100,000,000
Svenska Handelsbanken Inc
(Grand Cayman)
0.04%, 7/1/15	100,000,000		100,000,000
Total Time Deposits
(cost $570,000,000)			570,000,000

The Funds 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)
U.S. Government Agency—3.8%
Federal Home Loan Bank
0.00%, 7/1/15
(cost $100,000,000)	100,000,000	100,000,000
Total Investments (cost $2,417,805,433)	93.2%	2,417,805,433
Cash and Receivables (Net)	6.8%	175,622,435
Net Assets	100.0%	2,593,427,868

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2015, these securities amounted to $954,843,193 or 36.8% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	74.8	Savings and Loan	1.9
Finance	6.5	Beverages-Soft Drink	.4
Asset-Backed/Banking	5.8
U.S. Government Agency	3.8		93.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—16.9%
8/13/15	0.00	55,000,000	55,000,000
9/10/15	0.01	45,000,000	44,999,556
2/4/16	0.17	75,000,000	74,922,792
Total U.S. Treasury Bills
(cost $174,922,348)			174,922,348

Repurchase Agreements—83.1%
Bank of Nova Scotia
dated 6/30/15, due 7/1/15 in the amount of $129,000,430
(fully collateralized by $14 U.S. Treasury Bills, due 3/3/16, value $14, $11,637,158 U.S. Treasury Bonds, 2.75%-9.88%,
due 11/15/15-5/15/44, value $13,230,834, $14
U.S. Treasury Floating Rate Notes, 0.09%, due 7/31/16,
value $14, $48,019,286 U.S. Treasury Inflation Protected
Securities, 0.13%-3.63%, due 4/15/17-2/15/44,
value $56,059,245 and $61,890,217 U.S. Treasury Notes,
0.25%-4.75%, due 7/15/15-11/15/24, value $62,289,903)	0.12	129,000,000	129,000,000
BNP Paribas
dated 6/30/15, due 7/1/15 in the amount of $100,000,278
(fully collateralized by $900 U.S. Treasury Bonds, 7.25%,
due 5/15/16, value $962, $17,577,600 U.S. Treasury
Inflation Protected Securities, 0.13%, due 4/15/18,
value $18,263,240, $79,753,100 U.S. Treasury Notes,
0.25%-4.63%, due 7/15/15-8/31/19, value $82,089,211
and $1,775,784 U.S. Treasury Strips, due 8/15/15-11/15/39,
value $1,646,587)	0.10	100,000,000	100,000,000
Citibank, NA
dated 6/30/15, due 7/1/15 in the amount of $110,000,336
(fully collateralized by $4,427,700 U.S. Treasury Bonds, 5.38%, due 2/15/31, value $6,046,086 and $103,993,100
U.S. Treasury Notes, 1.63%-3%, due 2/28/17-11/30/21,
value $106,153,979)	0.11	110,000,000	110,000,000
Merrill Lynch & Co. Inc.
dated 6/30/15, due 7/1/15 in the amount of $250,000,833
(fully collateralized by $175,898,300 U.S. Treasury Bonds,
4.75%, due 2/15/41, value $232,195,270 and $22,497,300
U.S. Treasury Notes, 1.63%, due 8/31/19, value $22,804,798)	0.12	250,000,000	250,000,000

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Natixis New York Branch
dated 6/30/15, due 7/1/15 in the amount of $270,001,200
(fully collateralized by $26,190 U.S. Treasury Bills, due 8/20/15, value $26,190, $53,694,050 U.S. Treasury Bonds, 2.50%-8.75%, due 5/15/17-2/15/45, value $61,812,579, $10,124,987
U.S. Treasury Floating Rate Notes, 0.08%-0.09%,
due 4/30/16-7/31/16, value $10,128,979, $48,491,447
U.S. Treasury Inflation Protected Securities, 0.13%-2.38%,
due 1/15/18-2/15/43, value $57,007,028 and $145,017,496
U.S. Treasury Notes, 0.38%-3.63%, due 10/31/15-8/15/23,
value $146,425,237)	0.16	270,000,000	270,000,000
Total Repurchase Agreements
(cost $859,000,000)			859,000,000

Total Investments (cost $1,033,922,348)		100.0%	1,033,922,348

Cash and Receivables (Net)		.0%	130,544

Net Assets		100.0%	1,034,052,892

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	83.1	U.S. Treasury Bills	16.9
			100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—104.6%
7/2/15	0.02	121,000,000	120,999,936
7/9/15	0.003	53,000,000	52,999,960
7/16/15	0.001	150,000,000	149,999,940
7/23/15	0.002	95,000,000	94,999,905
8/13/15	0.02	62,000,000	61,998,558
9/24/15	0.00	11,000,000	11,000,000
10/1/15	0.01	120,000,000	119,998,483
10/8/15	0.10	25,000,000	24,993,469
10/22/15	0.09	20,000,000	19,994,664
11/5/15	0.07	15,000,000	14,996,455
11/27/15	0.09	15,000,000	14,994,723
12/3/15	0.06	30,000,000	29,992,250
Total U.S. Treasury Bills
(cost $716,968,343)			716,968,343

U.S. Treasury Notes—12.6%
7/31/15	0.03	47,000,000	47,008,561
9/30/15	0.05	19,000,000	19,009,166
10/31/15	0.03	20,000,000	20,080,812
Total U.S. Treasury Notes
(cost $86,098,539)			86,098,539
Total Investments (cost $803,066,882)		117.2%	803,066,882
Liabilities, Less Cash and Receivables		(17.2%)	(117,797,304)
Net Assets		100.0%	685,269,578

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	104.6	U.S. Treasury Notes	12.6
			117.2

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

		Dreyfus		Dreyfus
	Dreyfus	Institutional		Institutional
	Institutional	Reserves		Reserves
	Reserves	Treasury		Treasury Prime
	Money Fund	Fund		Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	2,417,805,433	1,033,922,348	[a]	803,066,882
Cash	175,558,826	185,529		2,231,444
Interest receivable	409,088	3,077		102,850
	2,593,773,347	1,034,110,954		805,401,176
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	345,479	58,062		15,922
Payable for investment securities purchased	—	—		119,998,483
Payable for shares of Beneficial Interest redeemed	—	—		117,193
	345,479	58,062		120,131,598
Net Assets ($)	2,593,427,868	1,034,052,892		685,269,578
Composition of Net Assets ($):
Paid-in capital	2,593,406,871	1,034,047,478		685,270,368
Accumulated net realized gain (loss) on investments	20,997	5,414		(790)
Net Assets ($)	2,593,427,868	1,034,052,892		685,269,578
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	1,019,237,097	281,287,582		321,982,505
Shares Outstanding	1,018,371,270	281,095,192		321,986,158
Net Asset Value Per Share ($)	1.00	1.00		1.00
Hamilton Shares
Net Assets ($)	1,317,911,165	197,012,081		6,414,942
Shares Outstanding	1,317,048,150	196,901,868		6,414,978
Net Asset Value Per Share ($)	1.00	1.00		1.00
Agency Shares
Net Assets ($)	11,256,708	2,991,653		—
Shares Outstanding	11,250,061	2,989,879		—
Net Asset Value Per Share ($)	1.00	1.00		—
Premier Shares
Net Assets ($)	220,010,898	541,264,766		356,872,131
Shares Outstanding	219,845,419	540,927,952		356,869,232
Net Asset Value Per Share ($)	1.00	1.00		1.00
Classic Shares
Net Assets ($)	25,012,000	11,496,810		—
Shares Outstanding	24,993,254	11,489,770		—
Net Asset Value Per Share ($)	1.00	1.00		—
† Investments at cost ($)	2,417,805,433	1,033,922,348		803,066,882

a Amount includes repurchase agreements of $859,000,000 Dreyfus Institutional Reserves Treasury Fund. See Note 1(b).
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Investment Income ($):
Interest Income	2,670,877	362,265	115,243
Expenses:
Management fee—Note 2(a)	1,808,847	666,658	587,055
Service Plan fees—Note 2(b)	766,757	898,384	568,460
Trustees’ fees—Note 2(a,c)	19,387	10,382	5,825
Legal fees—Note 2(a)	5,427	2,227	1,466
Total Expenses	2,600,418	1,577,651	1,162,806
Less—reduction in expenses due to undertaking—Note 2(a)	(382,341)	(1,202,947)	(1,040,405)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(19,387)	(10,382)	(5,825)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(5,427)	(2,227)	(1,466)
Net Expenses	2,193,263	362,095	115,110
Investment Income—Net	477,614	170	133
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	61,000	89,389	8,007
Net Increase in Net Assets Resulting from Operations	538,614	89,559	8,140

See notes to financial statements.

The Funds 15

STATEMENTS OF CHANGES IN ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(Unaudited)	2014
Operations ($):
Investment income—net	477,614	322,715
Net realized gain (loss) on investments	61,000	63,292
Net Increase (Decrease) in Net Assets
Resulting from Operations	538,614	386,007
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(370,405)	(316,409)
Hamilton Shares	(107,158)	(6,151)
Agency Shares	(2)	(4)
Premier Shares	(46)	(123)
Classic Shares	(3)	(28)
Total Dividends	(477,614)	(322,715)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,003,707,512	6,653,712,857
Hamilton Shares	2,052,076,707	5,308,965,896
Agency Shares	88,811,417	48,210,758
Premier Shares	408,020,367	940,059,059
Classic Shares	119,259,294	1,032,592,433
Dividends reinvested:
Institutional Shares	302	433
Hamilton Shares	377	18
Premier Shares	—	1
Classic Shares	3	28
Cost of shares redeemed:
Institutional Shares	(4,207,333,608)	(6,615,526,400)
Hamilton Shares	(1,925,728,100)	(5,789,075,409)
Agency Shares	(90,053,106)	(49,573,517)
Premier Shares	(426,612,930)	(1,102,390,937)
Classic Shares	(122,069,363)	(1,134,028,510)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(99,921,128)	(707,053,290)
Total Increase (Decrease) In Net Assets	(99,860,128)	(706,989,998)
Net Assets ($):
Beginning of Period	2,693,287,996	3,400,277,994
End of Period	2,593,427,868	2,693,287,996

See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
Operations ($):
Investment income—net	170	410	133	271
Net realized gain (loss) on investments	89,389	242,983	8,007	(5,233)
Net Increase (Decrease) in Net Assets
Resulting from Operations	89,559	243,393	8,140	(4,962)
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(40)	(55)	(61)	(123)
Hamilton Shares	(29)	(62)	(1)	(1)
Agency Shares	—[a]	—[a]	—	—
Premier Shares	(99)	(221)	(71)	(147)
Classic Shares	(2)	(72)	—	—
Total Dividends	(170)	(410)	(133)	(271)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,951,977,486	1,113,562,215	394,804,226	797,188,999
Hamilton Shares	532,374,368	943,881,071	46,639,685	71,841,002
Agency Shares	1,515,522	14,334,540	—	—
Premier Shares	1,320,760,377	3,295,113,278	651,350,872	1,125,681,879
Classic Shares	26,157,805	556,933,762	—	—
Dividends reinvested:
Institutional Shares	18	22	15	32
Hamilton Shares	4	9	—	—
Premier Shares	—	2	—	—
Classic Shares	1	70	—	—
Cost of shares redeemed:
Institutional Shares	(1,872,199,298)	(1,087,033,955)	(408,766,794)	(803,994,062)
Hamilton Shares	(553,374,811)	(966,300,790)	(47,112,942)	(71,942,421)
Agency Shares	(3,030,318)	(13,240,871)	—	—
Premier Shares	(1,447,631,298)	(3,721,088,659)	(678,871,241)	(1,163,368,383)
Classic Shares	(27,761,813)	(738,494,124)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(71,211,957)	(602,333,430)	(41,956,179)	(44,592,954)
Total Increase (Decrease) In Net Assets	(71,122,568)	(602,090,447)	(41,948,172)	(44,598,187)
Net Assets ($):
Beginning of Period	1,105,175,460	1,707,265,907	727,217,750	771,815,937
End of Period	1,034,052,892	1,105,175,460	685,269,578	727,217,750

a Amount represents less than $1.
See notes to financial statements.

TheFunds 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements.

		Per Share Data ($)								Ratios/Supplemental Data (%)
								Ratio of		Ratio of		Ratio of Net
	Net Asset			Dividends	Net Asset			Total		Net		Investment		Net Assets
	Value	Net		from Net	Value			Expenses		Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.06	[b]	.14	[b]	.14	[b]	.07	[b]	1,019,237
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.03		.14		.14		.03		1,222,787
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.14		.14		.04		1,184,394
2012	1.00	.001		(.001)	1.00	.12		.14		.14		.12		760,601
2011	1.00	.001		(.001)	1.00	.11		.14		.14		.12		767,737
2010	1.00	.002		(.002)	1.00	.21		.14		.14		.19		1,836,863
Hamilton Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.19	[b]	.19	[b]	.02	[b]	1,317,911
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.19		.17		.00	[c]	1,191,569
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.19		.17		.01		1,671,719
2012	1.00	.001		(.001)	1.00	.07		.19		.19		.07		1,469,811
2011	1.00	.001		(.001)	1.00	.07		.19		.19		.08		1,823,501
2010	1.00	.002		(.002)	1.00	.15		.19		.19		.15		3,481,446
Agency Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.29	[b]	.21	[b]	.00	[b,c]	11,257
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.17		.00	[c]	12,500
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.18		.00	[c]	13,861
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.26		.00	[c]	22,295
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.29		.24		.01		21,794
2010	1.00	.001		(.001)	1.00	.06		.29		.28		.05		27,498
Premier Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.44	[b]	.21	[b]	.00	[b,c]	220,011
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.17		.00	[c]	238,608
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.18		.00	[c]	400,990
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.26		.00	[c]	337,837
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.26		.00	[c]	416,300
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.33		.00	[c]	603,226
Classic Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.69	[b]	.21	[b]	.00	[b,c]	25,012
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.17		.00	[c]	27,824
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.18		.00	[c]	129,314
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.26		.00	[c]	169,866
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.26		.00	[c]	177,397
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.33		.00	[c]	249,246

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)								Ratios/Supplemental Data (%)
								Ratio of		Ratio of		Ratio of Net
	Net Asset			Dividends	Net Asset			Total		Net		Investment		Net Assets
	Value	Net		from Net	Value			Expenses		Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.14	[b]	.08	[b]	.00	[b,c]	281,288
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.14		.06		.00	[c]	201,407
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.14		.07		.00	[c]	174,820
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.14		.12		.02		112,618
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.14		.10		.01		125,472
2010	1.00	.001		(.001)	1.00	.05		.14		.13		.04		222,951
Hamilton Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.19	[b]	.08	[b]	.00	[b,c]	197,012
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.19		.06		.00	[c]	218,027
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.19		.07		.00	[c]	240,368
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.19		.14		.00	[c]	129,501
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.19		.10		.00	[c]	281,715
2010	1.00	.000	[a]	(.000)[a]	1.00	.02		.19		.18		.01		275,160
Agency Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.29	[b]	.08	[b]	.00	[b,c]	2,992
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.06		.00	[c]	4,507
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.08		.00	[c]	3,412
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.14		.00	[c]	3,467
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.12		.00	[c]	3,464
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.19		.00	[c]	5,366
Premier Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.44	[b]	.07	[b]	.00	[b,c]	541,265
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.06		.00	[c]	668,132
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.08		.00	[c]	1,093,976
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.14		.00	[c]	819,532
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.09		.00	[c]	1,024,524
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.44		.19		.00	[c]	897,799
Classic Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.69	[b]	.08	[b]	.00	[b,c]	11,497
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.06		.00	[c]	13,102
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.08		.00	[c]	194,691
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.14		.00	[c]	164,935
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.10		.00	[c]	203,642
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.18		.00	[c]	215,275

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 19

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)								Ratios/Supplemental Data (%)
								Ratio of		Ratio of		Ratio of Net
	Net Asset			Dividends	Net Asset			Total		Net		Investment		Net Assets
	Value	Net		from Net	Value			Expenses		Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.16	[b]	.03	[b]	.00	[b,c]	321,983
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.16		.03		.00	[c]	335,941
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.16		.05		.00	[c]	342,749
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.16		.07		.00	[c]	273,337
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.16		.07		.00	[c]	579,982
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.16		.13		.00	[c]	514,407
Hamilton Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.20	[b]	.03	[b]	.00	[b,c]	6,415
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.20		.03		.00	[c]	6,888
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.20		.06		.00	[c]	6,990
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.20		.08		.00	[c]	43,442
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.20		.08		.00	[c]	24,633
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.20		.13		.00	[c]	41,899
Premier Shares
Six Months Ended June 30, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.45	[b]	.03	[b]	.00	[b,c]	356,872
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.45		.03		.00	[c]	384,388
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.45		.05		.00	[c]	422,077
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.45		.08		.00	[c]	332,522
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.45		.07		.00	[c]	244,127
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.45		.13		.00	[c]	255,513

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund” and collectively, the “funds”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund’s investment objective is to seek to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Agency shares and Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Funds 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At June 30, 2015, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended June 30, 2015, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to December 31, 2014.

The tax character of distributions paid to shareholders for each fund during the fiscal year ended December 31, 2014 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2015, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Mangement Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly. Pursuant to each fund’s management agreement, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of each fund. During the period ended June 30, 2015, fees reimbursed by Dreyfus amounted to $24,814 for Dreyfus Institutional Reserves Money Fund, $12,609 for Dreyfus Institutional Reserves Treasury Fund and $7,291 for Dreyfus Institutional Reserves Treasury Prime Fund.

As to each fund, unless Dreyfus gives a fund’s investors 90 days notice to the contrary, Dreyfus, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage commissions and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the funds’ Hamilton shares, Agency shares, Premier shares and Classic shares, Service Plan expenses.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not

Table 1—Capital Loss Carryover

									Post-Enactment
									Short-Term
	2015	($)†	2016	($)†	2017	($)†	2018	($)†	Losses ($)††	Total
Dreyfus Institutional Reserves Money Fund	14,477		—		—		—		25,526	40,003
Dreyfus Institutional Reserves Treasury Fund	83,975		—		—		—		—	83,975
Dreyfus Institutional Reserves Treasury Prime Fund	—		3,548		—		16		5,233	8,797

† If not applied, the carryovers expire in the above fiscal years.
†† Post-enactment short-term capital losses can be carried forward for an unlimited period.

The Funds 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contractual, and may be terminated at any time. Table 2 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended June 30, 2015.

Table 2—Expense Reductions
Dreyfus Institutional
Reserves Money Fund	$ 382,341
Dreyfus Institutional
Reserves Treasury Fund	1,202,947
Dreyfus Institutional
Reserves Treasury Prime Fund	1,040,405

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Hamilton shares, Agency shares, Premier shares and Classic shares, each fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, the Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton,Agency, Premier and Classic shares, respectively.The Service Plan provides for payments to be made at annual rates of .04% and .29% for Dreyfus Institutional Reserves Treasury

Prime Fund’s Hamilton and Premier shares’ average daily net assets, respectively.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 3 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended June 30, 2015.

Table 4 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements.At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

Table 3—Service Plan Fees

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	293,507	8,221	385,741	79,288
Dreyfus Institutional Reserves Treasury Fund	41,860	3,026	819,879	33,619
Dreyfus Institutional Reserves Treasury Prime Fund	1,053	—	567,407	—

Table 4—Due to The Dreyfus Corporation and Affiliates

	Management		Service Plan	Less Expense
		Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Institutional Reserves Money Fund		280,849	120,956	(56,326)
Dreyfus Institutional Reserves Treasury Fund		100,812	143,441	(186,191)
Dreyfus Institutional Reserves Treasury Prime Fund		90,680	86,556	(161,314)

NOTE 4—Subsequent Event:

Effective November 1, 2015, Dreyfus Institutional Reserves Money Fund will change its name to “Dreyfus Institutional Preferred Government Money Market Fund” and change its investment strategy so that the fund will be a government money market fund. Under the new investment strategy, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, repurchase agreements (including tri-party repurchase agreements) in respect of such securities and cash. The securities in which the fund will invest will include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Effective September 1, 2015, Dreyfus Institutional Reserves Treasury Fund will change its name to “Dreyfus Institutional Treasury and Agency Cash Advantage Fund” and expand its investment strategy. The fund will invest only in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

Effective September 1, 2015, Dreyfus Institutional Reserves Treasury Prime Fund will change its name to “Dreyfus Institutional Treasury Prime Cash Advantage Fund”.

The Funds 25

INFORMATION ABOUT THE RENEWAL OF THE
FUNDS’ MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Board of Trustees held on April 30, 2015, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. For each fund, Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 28, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds.

The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons for each fund and noted that: For Dreyfus Institutional Reserves Treasury Prime Fund, the fund’s total return performance was one basis point below the Performance Group and Performance Universe medians for all periods; For Dreyfus Institutional Reserves Treasury Fund, the fund’s total return performance was at or one basis point below the Performance Group and Performance Universe medians for all periods; and For Dreyfus Institutional Reserves Money Fund, the fund’s total return performance was at or one or two basis points below the Performance Group median and above the Performance Universe median for all periods.

The Board then reviewed the range of actual and contractual management fees and total expenses of each fund’s Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account each fund’s “unitary” fee structure, the Board noted that: For Dreyfus Institutional Reserves Treasury Prime Fund, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group and Expense Universe medians and the total expenses were below the Expense Group and Expense Universe medians; For Dreyfus Institutional Reserves Treasury Fund, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group and Expense Universe medians and the total expenses were below the Expense Group median and at the Expense Universe median; and For Dreyfus Institutional Reserves Money Fund, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group median and below the Expense Universe median and the total expenses were below the Expense Group and Expense Universe medians.

For each fund, the Board also considered the current fee waiver arrangement undertaken by Dreyfus.

For each fund Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangements, and for Dreyfus Institutional Reserves Treasury Prime Fund and Dreyfus Institutional Reserves Treasury Fund, their effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could

The Funds 27

INFORMATION ABOUT THE RENEWAL OF THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited) (continued)

depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately consid- ered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

                        Not applicable.

Item 3.             Audit Committee Financial Expert.

                        Not applicable.

Item 4.             Principal Accountant Fees and Services.

                        Not applicable.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                                        Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

By:       /s/ James Windels__

            James Windels,

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)